Management Assertions on Critical Audit Matters	12 Months Ended
Dec. 31, 2018
Management Assertions on Critical Audit Matters
NOTE 15 - Management Assertions on Critical Audit Matters
I.
Delay in Tax filing
: The Company has found it necessary to have filed Form 4506-T requesting a Transcript of Tax Returns. It has engaging a tax-practitioner to review prior filings, make any adjustments necessary, and file any missing reports.

II.
Paperless office
: This Company is committed to the concept of a paperless office. However, such an approach creates gaps in the audit trail, which necessitates the linking and tracing the documents manually. Again, the Company is exploring the use of third- party software as a solution that will meet future audit requirements.

III.
Agreements for marketing activities
: Booking the space for a trade show, reserving the space for advertisement in a magazine, etc. as part of marketing efforts, often happens without signed agreements.

IV.
Manuals and handbooks
: When the CBD business was started as a private business, well experienced professionals were involved in the day to day operations, which do not need specialized training or formal guidance. However, the Management is aware of the need for standard operating procedures to educate and train its growing general staff. Preparation of manuals and handbooks is in progress.

V.
Securing the product formulae with patent rights, trademarks
: The Company regards its product formulations as trade secrets. The company is taking steps to establish the proprietary rights, as a safeguard against the possible misuse by anyone else.

VI.
Drop Shipment as a fulfillment model
: By this arrangement, the Company chose not to store any inventory, but places manufacturing orders on demand. The Company holds weekly meetings with the manufacturer to make sure this practice works efficiently and effectively. Improving the collaboration with the manufacturer is the focus in all the discussions.